Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000127985
Account Value [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
Account Value	$ 10,000	$ 14,661	$ 13,552	$ 14,105	$ 14,814	$ 12,709	$ 10,786	$ 10,701	$ 10,633	$ 9,757	$ 9,616
C000121122
Account Value [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
Account Value	$ 10,000	14,946	13,793	14,326	15,025	12,866	10,894	10,793	10,700	9,797	9,634
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Months U.S. Treasury Bill Index
Account Value	$ 10,000	11,601	10,996	10,601	10,582	10,575	10,421	10,190	10,060	10,015	10,002
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Months U.S. Treasury Bill Index
Account Value	$ 10,000	11,601	10,996	10,601	10,582	10,575	10,421	10,190	10,060	10,015	10,002
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 11,430	$ 11,137	$ 11,243	$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797	$ 10,186